Schedule of Actual Stock Options Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	8,970,636	9,320,636	9,053,136
Number of options vested (exercisable)	7,381,222
Grant date fair value | $	$ 2,213,433
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60
Remaining contractual life (years)	9 months 25 days
Number of stock options outstanding	1,575,000
Number of options vested (exercisable)	1,575,000
Grant date fair value | $	$ 435,069
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55
Remaining contractual life (years)	1 year 3 months 18 days
Number of stock options outstanding	5,957,659
Number of options vested (exercisable)	4,468,245
Grant date fair value | $	$ 1,536,764
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.335
Remaining contractual life (years)	10 months 2 days
Number of stock options outstanding	1,037,977
Number of options vested (exercisable)	1,037,977
Grant date fair value | $	$ 204,213
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.15
Remaining contractual life (years)	3 years 10 months 24 days
Number of stock options outstanding	400,000
Number of options vested (exercisable)	300,000
Grant date fair value | $	$ 37,387